Annual Fund Operating Expenses - Federated Hermes Short-Intermediate Government Fund	Jan. 31, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 1, 2027
R
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.65%
Expenses (as a percentage of Assets)	1.55%
Fee Waiver or Reimbursement	(0.22%)	[1]
Net Expenses (as a percentage of Assets)	1.33%
IS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.71%
Expenses (as a percentage of Assets)	1.11%
Fee Waiver or Reimbursement	(0.51%)	[1]
Net Expenses (as a percentage of Assets)	0.60%
SS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%	[2]
Other Expenses (as a percentage of Assets):	0.74%
Expenses (as a percentage of Assets)	1.14%
Fee Waiver or Reimbursement	(0.31%)	[1]
Net Expenses (as a percentage of Assets)	0.83%

[1]	The Adviser and certain of its affiliates, on their own initiative, have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective April 1, 2026, total annual fund operating expenses (excluding acquired fund fees and expenses, interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s R, IS and SS classes (after the voluntary waivers and/or reimbursements) will not exceed 1.33%, 0.60% and 0.83% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) April 1, 2027; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the approval of the Trustees.
[2]	The Fund has adopted a Distribution (12b-1) Plan for its SS class pursuant to which the SS class of the Fund may incur and pay a Distribution (12b-1) Fee of up to a maximum of 0.05%. No such fee is currently incurred and paid by the SS class of the Fund. The SS class of the Fund will not incur and pay such a Distribution (12b-1) Fee until such time as approved by the Fund’s Board of Trustees (the “Trustees”).